[Ameritas Logo]
Ameritas Life Insurance Corp.
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5900 "O" Street / Lincoln, NE  68510


                                                Via EDGAR and Overnight Delivery
February 27, 2013


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:     Ameritas Life Insurance Corp.
        Ameritas Life Insurance Corp. Separate Account LLVL (1940 Act No. 811-08868)
        Ameritas Advisor VUL (1933 Act No. 333-151912)
        Post-Effective Amendment No. 5 on Form N-6 Pursuant to Rule 485(a)

        Request for Selective Review Pursuant to Securities Act Release No. 6510 and Investment Company Act Release No. 13768

Dear Ms. Roberts:

We are submitting via EDGAR, pursuant to rule 485(a), a post-effective amendment to the registration statement on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"). The proposed effective date for this filing is May 1, 2013.

The Registrant requests selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of the request for selective review of this Amendment, the Registrant represents as follows:

     (i) With the exception of revisions specified in this letter, the staff of the Division of Investment Management's Office of Insurance Products reviewed material provisions of the initial Registration Statement No. 333-151912, filed on Form N-6 on June 25, 2008, and Pre-Effective Amendment No. 1, filed November 12, 2008. Since the registration became effective on December 2, 2008, annual updates under Rule 485(b) were submitted as Post-Effective Amendments Nos. 1, 2, 3, and 4 on April 19, 2009, April 26, 2010, April 18, 2011, and
          April 20, 2012, respectively.

     (ii) The prior filing that the Registrant considers similar to and intends as precedent for material revisions in this Amendment is Registration Statement No. 333-151913 ("Excel Performance VUL") Post-Effective Amendment No. 3, filed February 25, 2011, which added a "Special Arrangements" section. The "Special Arrangements" section included in this Amendment differs from the "Special Arrangements" section included in Excel Performance VUL as follows: (a) "surrender charges" are inapplicable to the Ameritas Advisor VUL so are not referred to in this Amendment as a charge that may be reduced or waived for purchasers pursuant to Special Arrangements, and (b) we have made slight revisions to the third paragraph of the section to clarify our discretion to issue policies to group or sponsored arrangements.

     (iii)The material change in this Amendment discloses:

          (1) The addition of a Special Arrangements section, which allows Ameritas Life to make Policies available through various special arrangements, and reduce the initial specified amount, and waive or reduce charges for purchasers through such special arrangements.

     (iv) Specific areas of the prospectus and Statement of Additional Information ("SAI") that warrant particular attention due to the material change are located as follows:

          (1) Pages 2, 3, 21, and 26. The Table of Contents references the Special Arrangements section added on Page 26. Text changes in the Policy Summary and Other Important Policy Information sections reflect addition of special arrangements.

     (v) Other changes in the prospectus and SAI of this Amendment include the following:

          (1) Page 1, Last Page, and SAI Page 1. Dates are changed to indicate that this prospectus and SAI are planned to be effective May 1, 2013.

          (2) Page 1, Last Page, and SAI Page 1. The Ameritas Life Insurance Corp. logo has been changed.

          (3) Pages 1, 36 and SAI Page 1. The term "Company" is added to the list of references to and definitions of Ameritas Life, since this naming convention is used throughout the prospectus and SAI.

          (4) Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline to improve reading clarity.

          (5) Page 2 and SAI Page 1. Added a statement that Ameritas and the bison design are registered marks of Ameritas Life Insurance Corp.

          (6) Pages 7-9 and 13-14. We have not received December 31, 2012 expenses and revised objectives from the fund companies. Updates to the expense charts on pages 7-9 and the objectives charts on pages 13-14 will be finalized in a subsequent amendment filed under Rule 485(b) prior to the effective date.

          (7) Pages 14, 20, and SAI. The name "UNIFI Mutual Holding Company" and the short cite "UNIFI" have been changed to "Ameritas Mutual Holding Company" and "Ameritas," respectively due to a name change that occurred in 2012. On page 1 of the SAI, we have deleted two sentences about the previous name of the Depositor's ultimate holding company.

          (8) Pages 14, 20, and SAI. The name "Summit Investment Advisors, Inc." and the short cite "Summit" have been changed to "Ameritas Investment Partners, Inc." and "AIP," respectively, in anticipation of the name change which is planned to be made before May 1, 2013.

          (9) Page 14. The footnote to the funds table has been rewritten to reflect the name changes and clarify the relationships disclosed.

          (10) Page 19. The word "always" has been removed.

          (11) Page 20. We have revised the second paragraph of disclosure relating to the Asset Allocation Program based on our affiliate's (Summit's) annual review and revision of this section.

          (12) Page 21. Revised the disclosure to make more clear that the Asset Allocation Program may be discontinued at any time.

          (13) Pages 31-33. The TAX MATTERS section was reviewed by our tax attorney and has been updated accordingly.

          (14) Last Page. The text that directs where information about the Separate Account may be located has been updated to reflect the appropriate procedure on the SEC's website.

          (15) SAI Page 1. The website has been changed to reflect the current website address for Ameritas Mutual Holding Company.

          (16) SAI Pages 2 and 6. The SERVICES section, UNDERWRITER section, and FINANCIAL STATEMENTS section are updated for years to be included in the SAI on May 1, 2013, and, where updated information was available for the year-end 2012, for the required information. Further information in the Financial Statements section will be updated in a subsequent amendment filed under Rule 485(b) prior to the effective date.

          (17) Minor revisions for spelling, punctuation, capitalization, and to clarify text were made on prospectus Pages 7, 17, and 21.

We have enclosed a courtesy copy of the prospectus and SAI, redlined for changes since the most recent effective prospectus.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at (402) 467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC
Enclosure